Debt and Banking Arrangements - Debt (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Debt and Capital Lease Obligations	[1]	$ 3,221	$ 2,281
Debt, Current		1	1
Long-term Debt, Excluding Current Maturities		3,220	2,280
Debt Issuance Costs, Noncurrent, Net		45	28
Long-term Debt and Capital Lease Obligations	[2]	3,189	2,260
5.250% Senior Notes due 2017
Debt Instrument [Line Items]
Total debt	[1]	355	400
7.500% Senior Notes due 2020
Debt Instrument [Line Items]
Total debt	[1]	500	0
6.000% Senior Notes due 2022
Debt Instrument [Line Items]
Total debt	[1]	1,100	1,100
8.250% Senior Notes due 2023
Debt Instrument [Line Items]
Total debt	[1]	500	0
5.250 % Senior Notes due 2024
Debt Instrument [Line Items]
Total debt	[1]	500	500
Credit Facility Agreement
Debt Instrument [Line Items]
Total debt	[1]	265	280
Other
Debt Instrument [Line Items]
Total debt	[1]	1	1
Senior Notes [Member]
Debt Instrument [Line Items]
Debt Issuance Costs, Noncurrent, Net		$ 31	$ 20

[1]	Interest paid on debt totaled $120 million and $97 million for 2015 and 2014, respectively.
[2]	Debt issuance costs related to our Credit Facility are recorded in other noncurrent assets on the Consolidated Balance Sheets.